COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments for operating leases
The fixed and determinable amounts of the obligations under these agreements and total minimum future annual rentals, exclusive of related costs, are approximately:

Year Ending December 31,
2017	$156,699
2018	139,440
2019	115,482
2020	101,503
2021	59,305
Thereafter	185,875
$758,304